Mining Interests - Investments in Associates and Joint Venture - Summary of Financial Information for Company's Investments in Associates and Joint Venture (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [line items]
Company's share of net earnings of associates and joint venture	$ 189	$ 171
Reversal of impairment	(244)	49
Associates and joint venture [member]
Disclosure of associates and joint ventures [line items]
Revenues	2,076	2,203
Production costs	(1,041)	(954)
Depreciation and depletion	(140)	(128)
Earnings from mine operations	895	1,121
Interest income	3
Interest expense	(174)	(157)
Other (expense) income	(64)	(4)
Income tax (expense) recovery	(365)	(428)
Net earnings of associates and joint venture	295	532
Company's share of net earnings of associates and joint venture	189
Reversal of impairment	557
Company's equity share of net earnings of associates and joint venture	746	171
Net cash provided by operating activities	188	322
Net cash used in investing activities	(79)	(48)
Net cash (used in) provided by financing activities	(201)	(166)
NuevaUnion SpA [member]
Disclosure of associates and joint ventures [line items]
Other (expense) income	3	3
Income tax (expense) recovery	2	1
Net earnings of associates and joint venture	5	4
Company's share of net earnings of associates and joint venture	2
Company's equity share of net earnings of associates and joint venture	2	2
Current assets	24	10
Non-current assets	2,278	2,205
Assets	2,302	2,215
Current liabilities	23	6
Non-current liabilities	441	441
Liabilities	464	447
Net assets	1,838	1,768
Company's equity share of net assets of associates and joint venture	919
Company's equity share of net assets of associates		884
Net cash provided by operating activities	6	1
Net cash used in investing activities	(33)	(12)
Net cash (used in) provided by financing activities	33	10
Pueblo Viejo Dominicana Corporation [member]
Disclosure of associates and joint ventures [line items]
Revenues	1,423	1,517
Production costs	(497)	(462)
Depreciation and depletion	(98)	(88)
Earnings from mine operations	828	967
Interest income	1
Interest expense	(133)	(132)
Other (expense) income	(18)	9
Income tax (expense) recovery	(324)	(421)
Net earnings of associates and joint venture	354	423
Company's share of net earnings of associates and joint venture	142
Reversal of impairment	557
Company's equity share of net earnings of associates and joint venture	699	169
Current assets	515	833
Non-current assets	6,296	3,902
Assets	6,811	4,735
Current liabilities	341	668
Non-current liabilities	2,105	1,258
Liabilities	2,446	1,926
Net assets	4,365	2,809
Company's equity share of net assets of associates and joint venture	1,746
Company's equity share of net assets of associates		1,123
Net cash provided by operating activities	132	258
Net cash used in investing activities	(46)	(35)
Net cash (used in) provided by financing activities	(234)	(125)
Other associate [member]
Disclosure of associates and joint ventures [line items]
Revenues	653	686
Production costs	(544)	(492)
Depreciation and depletion	(42)	(40)
Earnings from mine operations	67	154
Interest income	2
Interest expense	(41)	(25)
Other (expense) income	(49)	(16)
Income tax (expense) recovery	(43)	(8)
Net earnings of associates and joint venture	(64)	105
Company's share of net earnings of associates and joint venture	45
Company's equity share of net earnings of associates and joint venture	45
Net cash provided by operating activities	$ 50	63
Net cash used in investing activities		(1)
Net cash (used in) provided by financing activities		$ (51)